Loss per share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to Top KingWin’s shareholders (in Dollars)		$ (3,660,825)	$ (1,078,673)
Denominator:
Weighted average number of ordinary shares outstanding basic	[1]	17,750,000	13,115,278
Weighted average number of ordinary shares outstanding diluted	[1]	17,750,000	13,115,278
Denominator for basic net loss per share calculation		17,750,000	13,115,278
Denominator for diluted net loss per share calculation		17,750,000	13,115,278
Basic net loss per share attributable to ordinary shareholders of Top KingWin’s shareholders (in Dollars per share)	[1]	$ (0.21)	$ (0.08)
Diluted net loss per share attributable to ordinary shareholders of Top KingWin’s shareholders (in Dollars per share)	[1]	$ (0.21)	$ (0.08)

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023